Equity - Treasury shares and Retained earnings (Details) R$ / shares in Units, R$ in Thousands			1 Months Ended	12 Months Ended
	Sep. 29, 2017	Apr. 28, 2017 shares	Nov. 30, 2017	Dec. 31, 2018 BRL (R$) R$ / shares shares	Dec. 31, 2017 BRL (R$) R$ / shares shares
Treasury shares, number of shares
Balance, beginning of the year				13,842,004	17,545,658
Shares sold				(1,800,000)	(1,800,000)
Shares canceled					(1,912,532)
Repurchase of shares					8,878
Balance, end of the year				12,042,004	13,842,004
Treasury shares, value
Balance, beginning of the year | R$				R$ 241,088	R$ 273,665
Shares sold | R$				(22,823)	(15,552)
Shares canceled | R$					(17,107)
Repurchase of shares | R$					82
Balance, end of the year | R$				R$ 218,265	R$ 241,088
Average price per share (in R$/share)
Balance, beginning of the year | R$ / shares				R$ 17.42	R$ 15.60
Shares sold | R$ / shares				12.68	8.64
Shares canceled | R$ / shares					8.94
Shares repurchased | R$ / shares					9.24
Balance, end of the year | R$ / shares				R$ 18.13	R$ 17.42
Conversion ratio	1		1
Capital reserves
Average price per share (in R$/share)
Percentage of net income transferred to reserves				90.00%
Special statutory reserve
Average price per share (in R$/share)
Percentage of net income transferred to reserves				10.00%
Ordinary
Treasury shares, number of shares
Balance, beginning of the year				13,842,004	6,786,194
Shares sold				(1,800,000)
Shares transferred					7,055,810
Balance, end of the year				12,042,004	13,842,004
Pref. A
Treasury shares, number of shares
Balance, beginning of the year					8,846,932
Shares sold					(1,800,000)
Shares transferred					(7,055,810)
Repurchase of shares					8,878
Pref. B
Treasury shares, number of shares
Balance, beginning of the year					1,912,532
Shares canceled		(1,912,532)			(1,912,532)